Project Assets - Additional Information (Details) £ in Thousands		1 Months Ended		12 Months Ended
	Sep. 18, 2014 USD ($) item	Jul. 31, 2015 USD ($)	Apr. 30, 2015 USD ($) company	Dec. 31, 2015 GBP (£) MWh item contract	Dec. 31, 2015 USD ($) MWh item contract	Dec. 31, 2014 USD ($) MWh item contract	Dec. 31, 2013 USD ($)	Sep. 30, 2015 USD ($)
Schedule Of Project Assets Details [Line Items]
Project assets					$ 95,726,000	$ 95,195,000
Project assets					60,371,000	21,265,000
Revenue of projects					190,510,000	91,642,000	$ 42,629,000
Cost of projects					182,401,000	79,485,000	45,398,000
Provision and written-off for bad debts					616,000	2,142,000	3,809,000
Property, plant and equipment net					$ 125,793,000	$ 106,438,000
EPC
Schedule Of Project Assets Details [Line Items]
Number of contracts | contract				4	4	2
Revenue recognized with parties					$ 0
Beaver Run Project
Schedule Of Project Assets Details [Line Items]
Power generating capacity (in megawatt-hours) | MWh						9.9
Revenue of projects					21,281,000
Cost of projects					25,841,000
Consideration to sell project					21,281,000
Property, plant and equipment net					10,181,000
Purchase Agreement | RE Capital Pte Ltd
Schedule Of Project Assets Details [Line Items]
Percentage of membership interests acquired			100.00%
Membership interest acquired, number of project companies | company			17
Business combination, consideration transferred			$ 8,800,000
Cash consideration			3,300,000
Business combination, consideration in shares			$ 5,500,000
Project assets					$ 8,092,000
Power generating capacity (in megawatt-hours) | MWh				52	52
Mountain Creek Project
Schedule Of Project Assets Details [Line Items]
Carrying amount of net of impairment					$ 17,239,000	$ 17,864,000
Impairment on project					3,084,000	2,055,000
Disposal group, including discontinued operation, consideration						17,864,000
Loss on contracts					17,239,000	17,864,000
Disposal group, including discontinued operation, revenue					0	0
Disposal group, including discontinued operation, gross profit (loss)					0	0
Mountain Creek Project | Maximum
Schedule Of Project Assets Details [Line Items]
Compensation paid to buyer under supplemental agreement		$ 625,000
Sukagawa Project
Schedule Of Project Assets Details [Line Items]
Impairment on project					$ 1,177,000	0
Power generating capacity (in megawatt-hours) | MWh				25	25
Project asset costs recorded and included as project assets					$ 4,989,000	4,520,000
Other Projects
Schedule Of Project Assets Details [Line Items]
Project assets					8,955,000
Project asset costs recorded and included as project assets					17,999,000
Project assets construction completed					4,171,000
Project assets permits and other pre-development costs					4,873,000
Calwaii Project
Schedule Of Project Assets Details [Line Items]
Carrying amount of net of impairment					$ 24,086,000	$ 23,943,000
Number of Solar PV systems acquired | item						43
Number of Solar PV systems sold | item				4	4
Calwaii
Schedule Of Project Assets Details [Line Items]
Number of Solar PV systems sold | item	4
Deferred Revenue	$ 5,860,000
Revenue of projects					$ 5,813,000
Cost of projects					6,051,000
Number of Solar PV systems | item	39
Provision and written-off for bad debts					616,000
Calwaii | Pending Litigation
Schedule Of Project Assets Details [Line Items]
Accounts receivable								$ 2,099,000
United States
Schedule Of Project Assets Details [Line Items]
Project assets					41,326,000	$ 48,520,000
Revenue of projects					29,925,000	14,690,000	$ 25,347,000
United Kingdom
Schedule Of Project Assets Details [Line Items]
Project assets					9,193,000	14,000,000
Revenue of projects					$ 50,345,000
United Kingdom | Sales Agreement
Schedule Of Project Assets Details [Line Items]
Power generating capacity (in megawatt-hours) | MWh				30.5	30.5
Revenue of projects					$ 50,345,000
Cost of projects					$ 50,506,000
United Kingdom | Sales Agreement | Solar Park Development 2 Ltd
Schedule Of Project Assets Details [Line Items]
Percentage of outstanding shares transferred				100.00%	100.00%
Consideration to sell project				£ 15,831	$ 24,142,000
United Kingdom | Sales Agreement | Solar Park Development 3 Ltd
Schedule Of Project Assets Details [Line Items]
Percentage of outstanding shares transferred				100.00%	100.00%
Consideration to sell project				£ 10,532	$ 16,061,000
United Kingdom | Sales Agreement | Solar Park Development 4 Ltd
Schedule Of Project Assets Details [Line Items]
Percentage of outstanding shares transferred				100.00%	100.00%
Consideration to sell project				£ 6,650	$ 10,141,000
Japan
Schedule Of Project Assets Details [Line Items]
Project assets					21,132,000	12,826,000
Revenue of projects					6,626,000
China
Schedule Of Project Assets Details [Line Items]
Project assets					24,075,000	19,849,000
Revenue of projects					56,745,000	$ 76,426,000
Hawaii | Calwaii | Calwaii Project
Schedule Of Project Assets Details [Line Items]
Cost incurred for PV solar systems					$ 24,086,000